UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   1/31/14

Item 1.  Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund
January 31, 2014 (Unaudited)
	Shares	Value
Equity Funds - 99.26%
Commodity Funds - 1.59%
PowerShares DB Agriculture Fund *	302,000	$ 7,444,300

Developed International - 19.29%
iShares MSCI EAFE ETF	545,300	34,686,533
iShares MSCI EMU ETF	297,100	11,667,117
PowerShares International Dividend Achievers Portfolio	1,385,630	24,234,669
Vanguard FTSE All-World ex-US ETF	283,500	13,548,465
Vanguard FTSE Europe ETF	70,000	3,927,700
WisdomTree Global ex-U.S. Dividend Growth Fund	52,000	2,482,480
		90,546,964
Emerging Markets - 5.25%
iShares MSCI Emerging Markets ETF	128,700	4,915,053
WisdomTree Emerging Markets Equity Income Fund	425,000	19,758,250
		24,673,303
Global Equity - 4.57%
iShares Global 100 ETF	292,200	21,456,246

Large Cap Core - 28.58%
iShares Russell 3000 ETF	48,900	5,237,679
iShares S&P 100 ETF	65,000	5,136,300
iShares U.S. Pharmaceuticals ETF	53,800	6,510,338
SPDR Consumer Staples Select Sector Fund	320,000	13,043,200
SPDR Health Care Select Sector Fund	218,600	12,232,856
SPDR S&P 500 ETF Trust	36,000	6,414,480
Vanguard Dividend Appreciation ETF	683,016	48,815,153
Vanguard Large-Cap ETF	244,600	20,052,308
Vanguard Mega Cap 300 Index ETF	275,000	16,739,250
		134,181,564
Large Cap Growth - 27.88%
iShares MSCI USA Quality Factor ETF	470,000	25,450,500
iShares North American Tech-Software ETF	70,000	5,745,600
iShares Russell 1000 Growth ETF	327,700	27,356,396
iShares Russell Top 200 Growth ETF	204,500	8,937,059
PowerShares QQQ Trust Series 1	310,000	26,743,700
SPDR Technology Select Sector Fund	865,000	30,119,300
Vanguard Information Technology ETF	75,000	6,558,000
		130,910,555
Large Cap Value - 11.47%
SPDR Energy Select Sector Fund	275,000	22,929,500
SPDR Financial Select Sector Fund	1,468,100	30,918,186
		53,847,686
AdvisorOne Funds Quarterly Report

Schedule of Investments - Amerigo Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Small/Mid Cap Value - 0.63%
SPDR S&P Insurance ETF	50,000	$ 2,942,000

Total Equity Funds (cost $393,699,009)		466,002,618

Money Market Funds - 0.84%
Short-Term Cash - 0.84%
Federated Prime Cash Obligations Fund, 0.02% **	3,945,087	3,945,087
Total Money Market Funds (cost $3,945,087)		3,945,087

Total Investments (cost $397,644,096) (a) - 100.10%		$ 469,947,705
Other Assets Less Liabilities - Net - (0.10)%		(452,756)
NET ASSETS - 100.00%		$ 469,494,949

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$398,289,130 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 73,469,120
	Unrealized depreciation:	(1,810,545)
	Net unrealized appreciation:	$ 71,658,575

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund
January 31, 2014 (Unaudited)
	Shares	Value
Bond Funds - 48.16%
High Yield Bonds - 8.12%
iShares iBoxx $ High Yield Corporate Bond ETF	90,800	$ 8,467,100
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	42,000	4,439,820
PowerShares Senior Loan Portfolio	452,500	11,271,775
		24,178,695
Intermediate/Long-Term Bonds - 15.63%
iShares 20+ Year Treasury Bond ETF	19,000	2,057,320
iShares Floating Rate Bond ETF	442,800	22,445,532
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,236,872
PIMCO Total Return ETF	112,000	11,903,360
Vanguard Intermediate-Term Corporate Bond ETF	22,500	1,898,550
		46,541,634
Short-Term Bonds - 24.41%
Guggenheim BulletShares 2014 Corporate Bond ETF	197,100	4,180,491
iShares 1-3 Year Credit Bond ETF	86,300	9,110,691
iShares TIPS Bond ETF	265,000	29,735,650
PIMCO Enhanced Short Maturity ETF	169,600	17,182,176
Schwab U.S. TIPs ETF	35,000	1,890,350
SPDR Barclays Short Term Corporate Bond ETF	293,200	9,010,036
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,582,425
		72,691,819

Total Bond Funds (cost $142,228,906)		143,412,148

Equity Funds - 49.11%
Commodity Funds - 1.30%
PowerShares DB Agriculture Fund *	156,608	3,860,387

Developed International - 9.84%
iShares MSCI EMU ETF	133,100	5,226,837
PowerShares International Dividend Achievers Portfolio	908,700	15,893,163
Vanguard FTSE All-World ex-US ETF	145,000	6,929,550
WisdomTree Global ex-U.S. Dividend Growth Fund	26,000	1,241,240
		29,290,790
Emerging Markets - 1.61%
WisdomTree Emerging Markets Equity Income Fund	103,000	4,788,470

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Global Equity - 4.70%
iShares Global 100 ETF	190,700	$ 14,003,101

Inverse Equity - 0.52%
ProShares Short S&P500 *	60,000	1,566,000

Large Cap Core - 15.47%
PowerShares S&P 500 High Quality Portfolio	128,000	2,506,240
RevenueShares Large Cap ETF	85,000	2,968,200
SPDR Health Care Select Sector Fund	74,700	4,180,212
SPDR S&P 500 ETF Trust	16,100	2,868,698
Vanguard Dividend Appreciation ETF	469,300	33,540,871
		46,064,221
Large Cap Growth - 11.62%
iShares MSCI USA Quality Factor ETF	178,313	9,655,649
iShares North American Tech-Software ETF	40,300	3,307,824
iShares Russell 1000 Growth ETF	46,600	3,890,168
PowerShares QQQ Trust Series 1	64,100	5,529,907
SPDR Technology Select Sector Fund	288,000	10,028,160
Vanguard Information Technology ETF	25,000	2,186,000
		34,597,708
Large Cap Value - 2.74%
SPDR Energy Select Sector Fund	4,200	350,196
SPDR Financial Select Sector Fund	370,607	7,804,984
		8,155,180
Small/Mid-Cap Value - 1.24%
Alerian MLP ETF	208,000	3,702,400

Other - 0.07%
WisdomTree Managed Futures Strategy Fund *	5,000	205,350

Total Equity Funds (cost $126,013,512)		146,233,607

Money Market Funds - 3.43%
Short-Term Cash - 3.43%
Federated Prime Cash Obligations Fund, 0.02% **	10,224,378	10,224,378
Total Money Market Funds (cost $10,224,378)		10,224,378

Total Investments (cost $278,466,796) (a) - 100.70%		$ 299,870,133
Other Assets Less Liabilities - Net - (0.70)%		(2,076,911)
NET ASSETS - 100.00%		$ 297,793,222

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Clermont Fund (Continued)
January 31, 2014 (Unaudited)

EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $278,686,016 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 22,032,476
Unrealized depreciation:		(848,359)
Net unrealized appreciation:		$ 21,184,117

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund
January 31, 2014 (Unaudited)
	Shares	Value
Common Stock - 1.37%
Large Cap Value - 1.37%
Berkshire Hathaway, Inc. - Class B *	27,860	$ 3,109,176
Total Common Stock (cost $2,655,211)		3,109,176

Bond Funds - 24.10%
High Yield Bonds - 4.88%
iShares iBoxx $ High Yield Corporate Bond ETF	27,690	2,582,093
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	80,700	8,530,797
		11,112,890
Intermediate/Long-Term Bonds - 4.49%
iShares Credit Bond ETF	16,300	1,772,136
iShares Floating Rate Bond ETF	166,941	8,462,239
		10,234,375
International Bond - 1.01%
iShares JP Morgan USD Emerging Markets Bond ETF	21,365	2,292,465

Short-Term Bonds - 13.72%
iShares 1-3 Year Treasury Bond ETF	66,200	5,597,210
PIMCO Enhanced Short Maturity ETF	70,500	7,142,355
SPDR Barclays Short Term Corporate Bond ETF	322,266	9,903,234
SPDR Barclays Short Term High Yield Bond ETF	128,000	3,953,920
SPDR Nuveen Barclays Short Term Municipal Bond ETF	192,037	4,675,141
		31,271,860

Total Bond Funds (cost $54,785,526)		54,911,590

Equity Funds - 73.97%
Commodity Funds - 1.84%
GreenHaven Continuous Commodity Index Fund *	50,000	1,292,500
PowerShares DB Commodity Index Tracking Fund *	116,800	2,905,984
		4,198,484
Currency - 1.02%
PowerShares DB US Dollar Index Bullish Fund *	106,000	2,313,980

Developed International - 14.12%
iShares MSCI ACWI ex US ETF	260,981	11,446,627
iShares MSCI EAFE ETF	325,720	20,719,049
		32,165,676
Emerging Markets - 3.60%
Guggenheim China Small Cap ETF	44,200	1,116,934
iShares Core MSCI Emerging Markets ETF	48,650	2,229,629
iShares MSCI Frontier 100 ETF	73,979	2,500,490
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Emerging Markets - 3.60% (continued)
iShares MSCI Mexico Capped ETF	16,400	$ 1,031,396
WisdomTree Emerging Markets SmallCap Dividend Fund	30,700	1,324,091
		8,202,540
Global Equity - 0.76%
iShares Global Energy ETF	42,600	1,727,004

Inverse Equity - 0.16%
ProShares Short Russell2000 *	21,000	363,510

Large Cap Core - 16.35%
iShares Core S&P 500 ETF	28,520	5,107,932
Market Vectors Wide Moat ETF	25,600	719,872
SPDR Industrial Select Sector Fund	115,450	5,775,964
SPDR Materials Select Sector Fund	49,700	2,188,788
SPDR S&P 500 ETF Trust	25,450	4,534,681
Vanguard Health Care ETF	45,850	4,722,092
Vanguard Large-Cap ETF	96,490	7,910,250
Vanguard Total Stock Market ETF	67,830	6,300,050
		37,259,629
Large Cap Growth - 17.94%
iShares North American Tech-Software ETF	40,000	3,283,200
iShares Russell 1000 Growth ETF	54,740	4,569,695
PowerShares QQQ Trust Series 1	147,070	12,687,729
SPDR Technology Select Sector Fund	121,630	4,235,157
Vanguard Growth ETF	89,110	8,035,049
Vanguard Information Technology ETF	64,650	5,652,996
Vanguard Mega Cap Growth ETF	34,200	2,395,368
		40,859,194
Large Cap Value - 10.94%
SPDR Dow Jones Industrial Average ETF Trust	75,871	11,888,227
SPDR Energy Select Sector Fund	97,430	8,123,713
SPDR Financial Select Sector Fund	233,450	4,916,457
		24,928,397
Small/Mid Cap Core - 7.24%
iShares Russell Mid-Cap ETF	17,230	2,534,533
SPDR S&P MidCap 400 ETF Trust	34,200	8,166,276
Vanguard Small-Cap ETF	53,750	5,788,337
		16,489,146

Total Equity Funds (cost $142,982,913)		168,507,560
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Allocation Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Money Market Funds - 0.46%
Short-Term Cash - 0.46%
Federated Prime Cash Obligations Fund, 0.02% **	1,046,637	$ 1,046,637
Total Money Market Funds (cost $1,046,637)		1,046,637

Total Investments (cost $201,470,287) (a) - 99.90%		$ 227,574,963
Other Assets Less Liabilities - Net - 0.10%		236,972
NET ASSETS - 100.00%		$ 227,811,935

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

ACWI - All Country World Index
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $201,541,769 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 27,003,923
	Unrealized depreciation:	(970,729)
Net unrealized appreciation:		$ 26,033,194

AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund
January 31, 2014 (Unaudited)
	Shares	Value
Bond Funds - 13.51%
High Yield Bonds - 3.37%
PowerShares Senior Loan Portfolio	219,000	$ 5,455,290

International Bond - 1.06%
iShares JP Morgan USD Emerging Markets Bond ETF	16,000	1,716,800

Short-Term Bonds - 9.08%
iShares 1-3 Year Treasury Bond ETF	44,000	3,720,200
PIMCO Enhanced Short Maturity ETF	39,000	3,951,090
SPDR Barclays Short Term High Yield Bond ETF	127,000	3,923,030
SPDR Nuveen Barclays Short Term Municipal Bond ETF	127,000	3,091,815
		14,686,135

Total Bond Funds (cost $22,048,780)		21,858,225

Equity Funds - 84.80%
Commodity Funds - 2.31%
PowerShares DB Commodity Index Tracking Fund *	150,000	3,732,000

Currency - 1.08%
PowerShares DB US Dollar Index Bullish Fund *	80,000	1,746,400

Developed International - 12.49%
db X-trackers MSCI EAFE Hedged Equity Fund	50,000	1,309,500
iShares MSCI All Country World Minimum Volatility ETF	14,000	855,400
iShares MSCI EAFE ETF	132,000	8,396,520
iShares MSCI EMU ETF	132,000	5,183,640
iShares MSCI Germany ETF	39,000	1,163,370
iShares MSCI United Kingdom ETF	52,000	1,035,320
WisdomTree International SmallCap Dividend Fund	37,000	2,275,500
		20,219,250
Emerging Markets - 3.82%
Guggenheim China Small Cap ETF	65,000	1,642,550
iShares Core MSCI Emerging Markets ETF	99,000	4,537,170
		6,179,720
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Global Equity - 7.32%
iShares Global Energy ETF	69,000	$ 2,797,260
iShares Global Healthcare ETF	22,000	1,899,260
iShares Global Industrials ETF	45,000	3,055,050
iShares Global Tech ETF	51,000	4,099,380
		11,850,950
Large Cap Core - 13.23%
Guggenheim Russell Top 50 Mega Cap ETF	29,500	3,662,720
iShares Core S&P 500 ETF	12,000	2,149,200
iShares S&P 100 ETF	67,000	5,294,340
iShares U.S. Healthcare ETF	32,000	3,783,360
iShares U.S. Industrials ETF	56,000	5,431,440
Vanguard Materials ETF	11,000	1,086,470
		21,407,530
Large Cap Growth - 25.42%
iShares MSCI USA Quality Factor ETF	48,000	2,599,200
iShares North American Tech ETF	17,000	1,491,750
iShares North American Tech-Software ETF	76,000	6,238,080
iShares Russell 1000 Growth ETF	256,000	21,370,880
iShares S&P 500 Growth ETF	29,000	2,779,650
Vanguard Mega Cap Growth ETF	95,000	6,653,800
		41,133,360
Large Cap Value - 11.61%
iShares Morningstar Large-Cap Value ETF	15,000	1,158,750
iShares Russell 1000 Value ETF	67,000	6,082,930
iShares S&P 500 Value ETF	36,000	2,953,440
iShares U.S. Financials ETF	78,000	6,030,960
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,566,900
SPDR Energy Select Sector Fund	12,000	1,000,560
.		18,793,540
Small/Mid Cap Growth - 3.57%
iShares Russell 2000 Growth ETF	21,000	2,799,930
iShares Russell Mid-Cap Growth ETF	36,000	2,968,560
		5,768,490
Small/Mid Cap Value - 3.95%
Alerian MLP ETF	100,000	1,780,000
Guggenheim S&P 500 Pure Value ETF	48,000	2,292,480
iShares U.S. Insurance ETF	53,000	2,322,990
		6,395,470

Total Equity Funds (cost $110,449,337)		137,226,710
AdvisorOne Funds Quarterly Report

Schedule of Investments - Descartes Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Money Market Funds - 1.77%
Short-Term Cash - 1.77%
Federated Prime Cash Obligations Fund, 0.02% **	2,863,921	$ 2,863,921
Total Money Market Funds (cost $2,863,921)		2,863,921

Total Investments (cost $135,362,038) (a) - 100.08%		$ 161,948,856
Other Assets Less Liabilities - Net - (0.08)%		(129,488)
NET ASSETS - 100.00%		$ 161,819,368

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$135,759,465 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 27,106,806
	Unrealized depreciation:	(917,415)
	Net unrealized appreciation:	$ 26,189,391

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund
January 31, 2014 (Unaudited)
	Shares	Value
Bond Funds - 34.13%
High Yield Bonds - 4.48%
iShares iBoxx $ High Yield Corporate Bond ETF	26,000	$ 2,424,500
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	41,000	4,334,110
PowerShares Senior Loan Portfolio	178,000	4,433,980
		11,192,590
Intermediate/Long-Term Bonds - 9.48%
iShares 3-7 Year Treasury Bond ETF +	43,000	5,227,510
iShares Floating Rate Bond ETF	181,000	9,174,890
iShares Intermediate Credit Bond ETF +	46,000	5,010,780
SPDR Blackstone / GSO Senior Loan ETF	85,000	4,268,700
		23,681,880
Short-Term Bonds - 20.17%
iShares 1-3 Year Credit Bond ETF	134,000	14,146,380
iShares 1-3 Year Treasury Bond ETF +	284,000	24,012,200
PIMCO Enhanced Short Maturity ETF +	121,000	12,258,510
		50,417,090

Total Bond Funds (cost $85,256,229)		85,291,560

Equity Funds - 64.50%
Commodity Funds - 0.40%
PowerShares DB Commodity Index Tracking Fund *	40,000	995,200

Developed International - 12.13%
db X-trackers MSCI EAFE Hedged Equity Fund	50,000	1,309,500
iShares International Select Dividend ETF	61,000	2,198,440
iShares MSCI All Country World Minimum Volatility ETF +	55,000	3,360,500
iShares MSCI Canada ETF	64,000	1,787,520
iShares MSCI EAFE Minimum Volatility ETF	62,000	3,685,280
iShares MSCI EMU ETF	230,000	9,032,100
iShares MSCI Italy Capped ETF	95,000	1,476,300
iShares MSCI Japan Small-Cap ETF	13,000	687,799
Vanguard FTSE Europe ETF	13,000	729,430
Vanguard FTSE Pacific ETF	25,000	1,428,000
WisdomTree International SmallCap Dividend Fund	75,000	4,612,500
		30,307,369
Emerging Markets - 6.14%
EGShares Emerging Markets Consumer ETF	20,000	484,200
Guggenheim China Small Cap ETF	20,000	505,400
iShares Core MSCI Emerging Markets ETF	49,000	2,245,670
iShares MSCI All Country Asia ex Japan ETF	82,000	4,586,260
iShares MSCI Emerging Markets Minimum Volatility ETF	81,000	4,335,120
iShares MSCI Emerging Markets Small-Cap ETF	71,000	3,197,130
		15,353,780
AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Global Equity - 3.24%
iShares Global Energy ETF	41,000	$ 1,662,140
iShares Global Healthcare ETF	23,000	1,985,590
iShares Global Industrials ETF	43,000	2,919,270
PowerShares Global Listed Private Equity Portfolio	132,000	1,532,520
		8,099,520
Inverse Equity - 0.69%
ProShares Short Russell2000 *	99,000	1,713,690

Large Cap Core - 15.06%
iShares Morningstar Large-Cap ETF	65,000	6,768,450
iShares MSCI USA Momentum Factor ETF	38,000	2,228,320
iShares S&P 100 ETF	147,000	11,615,940
iShares U.S. Healthcare ETF	58,000	6,857,340
iShares U.S. Industrials ETF	36,000	3,491,640
PowerShares S&P 500 High Quality Portfolio	257,000	5,032,060
Vanguard Industrials ETF	17,000	1,632,000
		37,625,750
Large Cap Growth - 14.20%
Fidelity MSCI Information Technology Index ETF	51,000	1,350,475
iShares Morningstar Large-Cap Growth ETF	64,000	6,211,200
iShares MSCI USA Quality Factor ETF	80,000	4,332,000
iShares North American Tech ETF	25,000	2,193,750
iShares North American Tech-Software ETF	29,000	2,380,320
iShares S&P 500 Growth ETF	135,000	12,939,750
iShares U.S. Oil Equipment & Services ETF	9,000	551,430
Powershares FTSE RAFI US 1000 Portfolio	18,000	1,436,400
Vanguard Information Technology ETF	18,000	1,573,920
Vanguard Mega Cap Growth ETF	36,000	2,521,440
		35,490,685
Large Cap Value - 5.04%
iShares High Dividend ETF	27,000	1,824,390
iShares Morningstar Large-Cap Value ETF	59,000	4,557,750
iShares MSCI USA Minimum Volatility ETF	80,000	2,754,400
iShares MSCI USA Value Factor ETF	8,000	459,360
iShares U.S. Telecommunications ETF	43,000	1,239,690
SPDR S&P Regional Banking ETF	46,000	1,759,500
		12,595,090
Preferred Security - 1.43%
iShares U.S. Preferred Stock ETF	94,000	3,564,480

Small/Mid Cap Core - 0.79%
PowerShares S&P SmallCap Industrials Portfolio	45,000	1,973,250

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Small/Mid Cap Growth - 3.61%
iShares North American Tech-Multimedia Networking ETF	62,000	$ 2,070,428
iShares U.S. Medical Devices ETF	25,000	2,344,250
PowerShares S&P SmallCap Information Technology Portfolio	54,000	2,333,340
SPDR S&P Capital Markets ETF	48,000	2,269,440
		9,017,458
Small/Mid Cap Value - 1.77%
Guggenheim S&P 500 Pure Value ETF	39,000	1,862,640
iShares Russell Mid-Cap Value ETF	16,000	1,032,160
SPDR S&P Insurance ETF	26,000	1,529,840
		4,424,640

Total Equity Funds (cost $139,816,067)		161,160,912

Money Market Funds - 1.17%
Short-Term Cash - 1.17%
Federated Prime Cash Obligations Fund, 0.02% **	2,898,894	2,898,894
Total Money Market Funds (cost $2,898,894)		2,898,894

Total Investments (cost $227,971,190) (a) - 99.80%		$ 249,351,366
Other Assets Less Liabilities - Net - 0.20%		512,537
NET ASSETS - 100.00%		$ 249,863,903

	Shares	Value
Securities Sold Short *
Large Cap Core
SPDR Consumer Staples Select Sector Fund	46,000	$ 2,889,720

Real Estate
iShares US Real Estate ETF	5,000	326,250

Total Securities Sold Short (proceeds $3,025,743) (a)		$ 3,215,970

+ All or part of the security was held as collateral for securities sold short as of January 31, 2014.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Liahona Fund (Continued)
January 31, 2014 (Unaudited)

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $225,181,152 and differs from market value by net unrealized appreciation (depreciation)
of securities (including short sales) as follows:
	Unrealized appreciation:	$ 23,312,177
	Unrealized depreciation:	(2,357,933)
Net unrealized appreciation:		$ 20,954,244

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund
January 31, 2014 (Unaudited)
	Shares	Value
Equity Funds - 99.38%
Developed International - 8.50%
iShares MSCI EAFE ETF +	113,200	$ 7,200,652
iShares MSCI Germany ETF	19,300	575,719
		7,776,371
Emerging Markets - 1.50%
iShares MSCI Emerging Markets ETF +	36,000	1,374,840

Inverse Equity - 32.19%
ProShares Short Dow30 * +	223,600	6,144,528
ProShares Short Russell2000 * +	162,000	2,804,220
ProShares Short S&P500 * +	785,000	20,488,500
		29,437,248
Large Cap Core - 22.57%
iShares Core S&P 500 ETF +	19,800	3,546,180
SPDR Industrial Select Sector Fund +	24,600	1,230,738
SPDR S&P 500 ETF Trust +	89,000	15,858,020
		20,634,938
Large Cap Growth - 8.82%
Powershares QQQ Trust Series 1 +	83,850	7,233,740
SPDR Technology Select Sector Fund +	24,000	835,680
		8,069,420
Large Cap Value - 18.49%
SPDR Dow Jones Industrial Average ETF Trust +	93,075	14,583,922
SPDR Energy Select Sector Fund +	15,000	1,250,700
SPDR S&P Bank ETF	33,500	1,068,985
		16,903,607
Small/Mid Cap Core - 7.31%
iShares Russell 2000 ETF +	36,800	4,127,488
SPDR S&P MidCap 400 ETF Trust +	10,700	2,554,946
		6,682,434

Total Equity Funds (cost $91,413,954)		90,878,858

AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Money Market Funds - 0.73%
Short-Term Cash - 0.73%
Federated Prime Cash Obligations Fund, 0.02% **	663,410	$ 663,410
Total Money Market Funds (cost $663,410)		663,410

Total Investments (cost $92,077,364) (a) - 100.11%		$ 91,542,268
Other Assets Less Liabilities - Net - (0.11)%		(97,766)
NET ASSETS - 100.00%		$ 91,444,502

+ Subject to written options.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.
The market value of securities held to cover written call options at January 31, 2014 was $28,363,063.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes , including opions written, is $94,034,608 and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
Unrealized appreciation:		$ 7,304,854
Unrealized depreciation:		(9,847,483)
Net unrealized depreciation:		$ (2,542,629)

	Contracts**	Value
Schedule of Call Options Written *
iShares Core S&P 500 ETF Call	96	$ 720
February 2014, Exercise Price $192
iShares MSCI EAFE ETF Call	118	118
February 2014, Exercise Price $70
iShares MSCI Emerging Markets ETF Call	50	150
February 2014, Exercise Price $42.5
iShares MSCI Emerging Markets ETF Call	50	50
February 2014, Exercise Price $43
iShares MSCI Emerging Markets ETF Call	100	150
February 2014, Exercise Price $43.5
iShares Russell 2000 ETF Call	100	300
February 2014, Exercise Price $122
iShares Russell 2000 ETF Call	200	600
February 2014, Exercise Price $123
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2014 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
Powershares QQQ Trust Series 1 Call	100	$ 1,800
February 2014, Exercise Price $90
Powershares QQQ Trust Series 1 Call	200	800
February 2014, Exercise Price $92
Powershares QQQ Trust Series 1 Call	200	600
February 2014, Exercise Price $93
ProShares Short Dow30 Call	650	6,500
February 2014, Exercise Price $29
ProShares Short Dow30 Call	450	9,000
February 2014, Exercise Price $28
ProShares Short Russell2000 Call	500	5,000
February 2014, Exercise Price $18
ProShares Short S&P500 Call	2,000	22,000
February 2014, Exercise Price $27
SPDR Dow Jones Industrial Average ETF Trust Call	100	100
February 2014, Exercise Price $170
SPDR Dow Jones Industrial Average ETF Trust Call	75	225
February 2014, Exercise Price $171
SPDR Dow Jones Industrial Average ETF Trust Call	100	200
February 2014, Exercise Price $173
SPDR Energy Select Sector Fund Call	100	100
February 2014, Exercise Price $93
SPDR Industrial Select Sector Fund Call	100	100
February 2014, Exercise Price $54
SPDR S&P 500 ETF Trust Call	100	800
February 2014, Exercise Price $188
SPDR S&P 500 ETF Trust Call	125	250
February 2014, Exercise Price $192
AdvisorOne Funds Quarterly Report

Schedule of Investments - Enhanced Income Fund (Continued)
January 31, 2014 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P 500 ETF Trust Call	100	$ 100
February 2014, Exercise Price $193
SPDR S&P MidCap 400 ETF Trust Call	10	300
February 2014, Exercise Price $250
SPDR S&P MidCap 400 ETF Trust Call	10	75
February 2014, Exercise Price $255
SPDR S&P MidCap 400 ETF Trust Call	40	200
February 2014, Exercise Price $260
SPDR Technology Select Sector Fund Call	50	50
February 2014, Exercise Price $37
Total Call Options Written (proceeds $61,668) (a)		$ 50,288

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund
January 31, 2014 (Unaudited)
	Shares	Value
Bond Funds - 75.76%
High Yield Bonds - 17.11%
iShares iBoxx $ High Yield Corporate Bond ETF	103,080	$ 9,612,210
Peritus High Yield ETF	33,700	1,753,074
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	52,295	5,528,104
PowerShares Senior Loan Portfolio	434,800	10,830,868
		27,724,256
Intermediate/Long-Term Bonds - 33.20%
iShares 3-7 Year Treasury Bond ETF	27,500	3,343,175
iShares Core Total US Bond Market ETF	90,626	9,781,264
iShares Credit Bond ETF	33,450	3,636,684
iShares Floating Rate Bond ETF	49,075	2,487,612
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,725	2,178,467
iShares Intermediate Credit Bond ETF	90,380	9,845,093
iShares National AMT-Free Muni Bond ETF	24,775	2,636,060
PIMCO Total Return ETF	29,700	3,156,516
SPDR Blackstone / GSO Senior Loan ETF	40,000	2,008,800
Vanguard Intermediate-Term Corporate Bond ETF	66,525	5,613,380
Vanguard Mortgage-Backed Securities ETF	41,000	2,128,720
Vanguard Total Bond Market ETF	85,885	6,981,592
		53,797,363
International Bond - 4.13%
iShares 1-3 Year International Treasury Bond ETF	5,600	526,568
iShares Emerging Markets Local Currency Bond ETF	52,400	2,476,948
SPDR DB International Government Inflation-Protected Bond ETF	63,675	3,688,056
		6,691,572
Short-Term Bonds - 21.32%
Guggenheim BulletShares 2014 Corporate Bond ETF	209,530	4,444,131
iShares 1-3 Year Treasury Bond ETF	22,400	1,893,920
iShares Short-Term National AMT-Free Muni Bond ETF	16,450	1,749,622
PIMCO 1-5 Year U.S. TIPS Index ETF	47,500	2,522,250
PIMCO Enhanced Short Maturity ETF	67,415	6,829,814
SPDR Barclays Short Term High Yield Bond ETF	246,475	7,613,613
SPDR Nuveen Barclays Short Term Municipal Bond ETF	106,998	2,604,866
Vanguard Short-Term Corporate Bond ETF	85,875	6,882,881
		34,541,097

Total Bond Funds (cost $122,734,091)		122,754,288
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Equity Funds - 9.86%
Currency - 1.19%
PowerShares DB US Dollar Index Bullish Fund *	88,000	$ 1,921,040

Developed International - 1.03%
iShares MSCI EAFE ETF	12,500	795,125
iShares MSCI EAFE Value ETF	16,000	870,880
		1,666,005
Inverse Bond - 0.02%
ProShares UltraShort 20+ Year Treasury *	500	34,965

Inverse Equity - 0.92%
ProShares Short S&P500 *	57,000	1,487,700

Large Cap Core - 1.84%
Guggenheim Multi-Asset Income ETF	34,000	824,500
iShares Core S&P 500 ETF	12,000	2,149,200
		2,973,700
Large Cap Value - 1.73%
PowerShares S&P 500 Low Volatility Portfolio	59,300	1,911,832
Vanguard High Dividend Yield ETF	15,000	897,600
		2,809,432
Preferred Security - 3.13%
iShares U.S. Preferred Stock ETF	46,775	1,773,708
PowerShares Financial Preferred Portfolio	119,461	2,073,843
PowerShares Preferred Portfolio	88,700	1,230,269
		5,077,820

Total Equity Funds (cost $16,097,946)		15,970,662

	Principal ($)
U.S. Government and Agency Obligations - 11.51%
Federal Home Loan Bank, 2.90%, due 4/20/17	$ 225,264	233,214
FGLMC, 4.50%, due 2/1/41	518,214	555,224
FGLMC, 5.50%, due 6/1/34	407,490	447,318
FGLMC, 6.00%, due 5/1/37	214,881	237,139
FGLMC, 6.50%, due 4/1/39	319,705	359,112
FNCL, 3.50%, due 12/1/30	444,988	450,325
FNCL, 3.50%, due 7/1/32	814,892	833,058
FNCL, 4.00%, due 2/1/40	433,695	454,322
FNCL, 4.00%, due 10/1/40	427,641	448,210
AdvisorOne Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Continued)
January 31, 2014 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 11.51% (continued)
FNCL, 4.00%, due 6/1/41	$ 677,799	$ 710,401
FNCL, 4.00%, due 9/1/41	946,062	991,605
FNCL, 4.00%, due 12/1/41	545,615	571,881
FNCL, 5.00%, due 11/1/39	545,659	596,048
FNCL, 5.00%, due 2/1/40	921,129	1,010,768
FNCL, 5.50%, due 12/1/39	404,256	445,346
FNCL, 5.50%, due 4/1/40	551,524	610,099
FNCL, 6.00%, due 12/1/35	591,017	657,048
FNCL, 6.00%, due 12/1/38	249,441	275,757
FNMA, 2.00%, due 8/28/20	1,000,000	975,847
Freddie Mac, 2.00%, due 3/12/20	1,000,000	974,918
Freddie Mac, 5.40%, due 3/17/21	750,000	824,105
GNMA, 3.50%, due 7/16/39	318,766	335,014
GNMA, 4.00%, due 2/20/39	652,268	684,992
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,049,062
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,795,312
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,117,891
Total U.S. Government and Agency Obligations (cost $18,156,180)		18,644,016

Money Market Funds - 2.84%
Short-Term Cash - 2.84%
Federated Prime Cash Obligations Fund, 0.02% **	4,601,924	4,601,924
Total Money Market Funds (cost $4,601,924)		4,601,924

Total Investments (cost $161,590,141) (a) - 99.97%		$ 161,970,890
Other Assets Less Liabilities - Net - 0.03%		50,710
NET ASSETS - 100.00%		$ 162,021,600

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

DB - Deutsche Bank
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$161,591,180 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 2,249,737
	Unrealized depreciation:	(1,870,027)
Net unrealized appreciation:		$ 379,710

AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund
January 31, 2014 (Unaudited)
	Shares	Value
Equity Funds - 96.72%
Emerging Markets - 0.49%
iShares MSCI Poland Capped ETF	16,000	$ 446,880

Developed International - 12.66%
iShares International Select Dividend ETF	147,000	5,297,880
iShares MSCI Ireland Capped ETF	50,000	1,789,500
WisdomTree Europe SmallCap Dividend Fund	77,000	4,465,230
		11,552,610
Global Equity - 4.07%
PowerShares Global Listed Private Equity Portfolio	320,000	3,715,200

Large Cap Core - 20.19%
Guggenheim S&P 500 Equal Weight ETF	100,000	6,914,000
Market Vectors Wide Moat ETF	230,000	6,467,600
ProShares Large Cap Core Plus	46,000	3,904,940
SPDR Materials Select Sector Fund	26,000	1,145,040
		18,431,580
Large Cap Growth - 15.38%
First Trust Dow Jones Internet Index Fund *	57,000	3,420,570
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	47,000	1,600,350
iShares PHLX Semiconductor ETF	49,000	3,524,080
Market Vectors Gaming ETF	29,000	1,496,977
Powershares Dynamic Pharmaceuticals Portfolio	73,000	3,992,370
		14,034,347
Large Cap Value - 1.11%
First Trust Capital Strength ETF	31,000	1,009,980

Small/Mid Cap Core - 8.76%
Guggenheim Spin-Off ETF	97,000	4,164,210
Powershares Dynamic Food & Beverage Portfolio	108,000	2,709,720
TrimTabs Float Shrink ETF	24,000	1,122,723
		7,996,653
Small/Mid Cap Growth - 14.46%
First Trust US IPO Index Fund	48,000	2,144,160
iShares U.S. Medical Devices ETF	39,000	3,657,030
PowerShares DWA SmallCap Momentum Portfolio	44,000	1,695,320
Powershares Dynamic Leisure & Entertainment Portfolio	72,000	2,334,240
SPDR S&P Oil & Gas Equipment & Services ETF	83,000	3,371,460
		13,202,210
AdvisorOne Funds Quarterly Report

Schedule of Investments - Select Appreciation Fund (Continued)
January 31, 2014 (Unaudited)
	Shares	Value
Small/Mid Cap Value - 16.99%
Guggenheim Shipping ETF	72,000	$ 1,509,840
Guggenheim Timber ETF	167,000	4,149,950
iShares U.S. Insurance ETF	123,000	5,391,090
PowerShares Dynamic Market Portfolio	67,000	4,456,170
		15,507,050
Other - 2.61%
WisdomTree Managed Futures Strategy Fund *	58,000	2,382,060

Total Equity Funds (cost $73,458,511)		88,278,570

Money Market Funds - 3.35%
Short-Term Cash - 3.35%
Federated Prime Cash Obligations Fund, 0.02% **	3,056,326	3,056,326
Total Money Market Funds (cost $3,056,326)		3,056,326

Total Investments (cost $76,514,837) (a) - 100.07%		$ 91,334,896
Other Assets Less Liabilities - Net - (0.07)%		(59,354)
NET ASSETS - 100.00%		$ 91,275,542

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$76,514,837 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 14,906,426
	Unrealized depreciation:	(86,367)
Net unrealized appreciation:		$ 14,820,059

AdvisorOne Funds Quarterly Report

Schedule of Investments - Shelter Fund
January 31, 2014 (Unaudited)
	Shares	Value
Equity Funds - 98.45%
Developed International - 13.54%
iShares MSCI EAFE ETF	125,765	$ 7,999,912

Emerging Markets - 2.96%
iShares MSCI Emerging Markets ETF	45,770	1,747,956

Large Cap Core - 4.24%
iShares Core S&P 500 ETF	14,000	2,507,400

Large Cap Growth - 32.57%
iShares S&P 500 Growth ETF	103,455	9,916,162
Vanguard Growth ETF	103,450	9,328,086
		19,244,248
Large Cap Value - 32.32%
iShares S&P 500 Value ETF	119,870	9,834,135
Vanguard Value ETF	125,890	9,261,727
		19,095,862
Small/Mid Cap Core - 12.82%
iShares Core S&P Mid-Cap ETF	31,200	4,083,456
iShares Russell 2000 ETF	31,155	3,494,345
		7,577,801

Total Equity Funds (cost $54,147,512)		58,173,179

Money Market Funds - 3.10%
Short-Term Cash - 3.10%
Federated Prime Cash Obligations Fund, 0.02% *	1,829,979	1,829,979
Total Money Market Funds (cost $1,829,979)		1,829,979

Total Investments (cost $55,977,491) (a) - 101.55%		$ 60,003,158
Other Assets Less Liabilities - Net - (1.55)%		(917,490)
NET ASSETS - 100.00%		$ 59,085,668

* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $56,019,745 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 4,130,516
Unrealized depreciation:		(147,103)
Net unrealized appreciation:		$ 3,983,413

AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2014 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2014 (Unaudited)

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2014 in valuing the Funds' investments measured at fair value:

Amerigo
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 466,002,618	$ -	$ -	$ 466,002,618
Money Market Funds	3,945,087	-	-	3,945,087
Total	$ 469,947,705	$ -	$ -	$ 469,947,705
Clermont
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 143,412,148	$ -	$ -	$ 143,412,148
Equity Funds	146,233,607	-	-	146,233,607
Money Market Funds	10,224,378	-	-	10,224,378
Total	$ 299,870,133	$ -	$ -	$ 299,870,133
AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2014 (Unaudited)
Select Allocation
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,109,176	$ -	$ -	$ 3,109,176
Bond Funds	54,911,590	-	-	54,911,590
Equity Funds	168,507,560	-	-	168,507,560
Money Market Funds	1,046,637	-	-	1,046,637
Total	$ 227,574,963	$ -	$ -	$ 227,574,963
Descartes
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 21,858,225	$ -	$ -	$ 21,858,225
Equity Funds	137,226,710	-	-	137,226,710
Money Market Funds	2,863,921	-	-	2,863,921
Total	$ 161,948,856	$ -	$ -	$ 161,948,856
Liahona
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 85,291,560	$ -	$ -	$ 85,291,560
Equity Funds	161,160,912	-	-	161,160,912
Money Market Funds	2,898,894	-	-	2,898,894
Total	$ 249,351,366	$ -	$ -	$ 249,351,366
Enhanced Income
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 90,878,858	$ -	$ -	$ 90,878,858
Money Market Funds	663,410	-	-	663,410
Total	$ 91,542,268	$ -	$ -	$ 91,542,268

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 50,288	$ -	$ -	$ 50,288
Total	$ 50,288	$ -	$ -	$ 50,288
Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 122,754,288	$ -	$ -	$ 122,754,288
Equity Funds	15,970,662	-	-	15,970,662
U.S. Government & Agency Obligations	-	18,644,016	-	18,644,016
Money Market Funds	4,601,924	-	-	4,601,924
Total	$ 143,326,874	$ 18,644,016	$ -	$ 161,970,890
Select Appreciation
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 88,278,570	$ -	$ -	$ 88,278,570
Money Market Funds	3,056,326	-	-	3,056,326
Total	$ 91,334,896	$ -	$ -	$ 91,334,896
Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 58,173,179	$ -	$ -	$ 58,173,179
Money Market Funds	1,829,979	-	-	1,829,979
Total	$ 60,003,158	$ -	$ -	$ 60,003,158

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.
AdvisorOne Funds Quarterly Report

Schedule of Investments (Continued)
January 31, 2014 (Unaudited)

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Securities Sold Short

A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The funds are obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, unlimited in size.  Conversely, if the price declines, a Fund will realize a gain, limited to the price at which a Fund sold the security short.

Option Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Each Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  During the period ended January 31, 2014, the Enhanced Income Fund's unrealized appreciation and realized gain on option contracts subject to equity price risk amounted to $11,380 and $53,529, respectively and serve as an indicator of the volume of derivative activity for the Fund during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

4/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

        Ryan Beach, President

Date

4/1/14

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

4/1/14